UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30,
1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):
     [     ]  is a restatement.
     [     ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Buchanan, Parker Asset Management("BPAM")/Parker
Buchanan Asset Management("PBAM")

	200 Park Avenue
	Suite 3300
	New York, NY 10166

13F File Number:  28-5372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Donald A. Parker
Title:			General Partner
Phone:			(212) 692-3621
Signature, Place, and Date of Signing:

Donald A. Parker	New York, New York	August 13, 1999

Report Type  (Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[     ]		13F NOTICE.

[     ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	272,475 (x 1,000)


List of Other Included Managers: none

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Form  13F



6/30/99












Reporting Manager:Buchanan
Parker Asset Management("BPAM")
/Parker Buchanan Asset
Management("PBAM")*



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6
Item 7

Item 8









Voting
Authority

Name of Issuer
Title of
Class
Cusip
Number
 Value
(x$1000)
Shares of
Principal
Amount
Investment
Discretion
Managers
sole
(A)
shared
(B)
none
(C)










Agribrands International Inc
COM
00849R105
5,025
127,025
SOLE
BPAM/PBAM
127,025


AK Steel Holding Corp
COM
001547108
6,631
294,723
SOLE
BPAM/PBAM
294,723


Allied Products Corp DEL
COM
019411107
1,080
360,162
SOLE
BPAM/PBAM
360,162


Allmerica Financial Corp
COM
019754100
10,885
179,000
SOLE
BPAM/PBAM
179,000


Amerus Life Holdings Inc
COM
030732101
2,648
98,081
SOLE
BPAM/PBAM
98,081


Aviall Inc
COM
05366B102
14,789
786,120
SOLE
BPAM/PBAM
786,120


Avondale Industries Inc
COM
054350103
11,404
292,410
SOLE
BPAM/PBAM
292,410


Blount International Inc
CL A
093177101
5,311
195,345
SOLE
BPAM/PBAM
195,345


Chemfirst Inc
COM
16361A106
19,355
796,119
SOLE
BPAM/PBAM
796,119


Cohoes Bancorp Inc
COM
192513109
121
10,083
SOLE
BPAM/PBAM
10,083


Commercial Federal Corp
COM
201647104
6,733
290,380
SOLE
BPAM/PBAM
290,380


Dole Food Inc
COM
253305106
550
18,724
SOLE
BPAM/PBAM
18,724


First Union Corp
COM
337358105
408
8,658
SOLE
BPAM/PBAM
8,658


Hasbro Inc
COM
418056107
451
16,132
SOLE
BPAM/PBAM
16,132


ISB Financial Corp LA
COM
450091103
5,826
270,962
SOLE
BPAM/PBAM
270,962


Knoll Inc
COM
498904101
12,098
454,395
SOLE
BPAM/PBAM
454,395


Life USA Holding Inc
COM
531918209
7,825
386,415
SOLE
BPAM/PBAM
386,415


Littelfuse Inc
COM
537008104
5,837
303,200
SOLE
BPAM/PBAM
303,200


Littelfuse Inc
WT A
EX122701N
537008120
1,044
73,880
SOLE
BPAM/PBAM
73,880


Mascotech Inc
COM
574670105
7,521
444,025
SOLE
BPAM/PBAM
444,025


Media General Inc
CL A
584404107
10,023
196,535
SOLE
BPAM/PBAM
196,535


Medpartners Inc
COM
58503X206
3,866
359,600
SOLE
BPAM/PBAM
359,600


Meritor Automotive Inc
COM
59000G100
9,530
373,720
SOLE
BPAM/PBAM
373,720


Midas Inc
COM
595626102
3,239
114,165
SOLE
BPAM/PBAM
114,165


Newport News Shipbuilding Inc
COM
652228107
7,066
239,530
SOLE
BPAM/PBAM
239,530


Ocean Financial Corp
COM
674904107
363
20,000
SOLE
BPAM/PBAM
20,000


Pierce Leahy Corp
COM
720722107
2,461
99,685
SOLE
BPAM/PBAM
99,685


Presley Companies-DEL
COM SER A
741030100
18
21,275
SOLE
BPAM/PBAM
21,275


Prime Retail Inc
COM
741570105
3,044
350,425
SOLE
BPAM/PBAM
350,425


Prime Retail Inc
PFD CONV
SER B
741570303
2,771
173,200
SOLE
BPAM/PBAM
173,200


RH Donnelley Corp
COM
74955W307
12,012
614,023
SOLE
BPAM/PBAM
614,023


South Jersey Financial Corp Inc
COM
838493104
2,287
163,335
SOLE
BPAM/PBAM
163,335


Stride Rite Corp
COM
863314100
6,212
602,340
SOLE
BPAM/PBAM
602,340


Terra Nova Bermuda Holdings Ltd
ORD CL A
G87615103
9,473
351,655
SOLE
BPAM/PBAM
351,655


Topps Inc
COM
890786106
5,445
747,800
SOLE
BPAM/PBAM
747,800


UCBH Holdings Inc
COM
90262T308
5,552
309,507
SOLE
BPAM/PBAM
309,507


Varian Medical Systems Inc
COM
92220P105
19,002
752,555
SOLE
BPAM/PBAM
752,555


Varian Inc
COM
922206107
20,376
1,509,330
SOLE
BPAM/PBAM
1,509,330


Vodafone Group PLC
SPONSORED
ADR
92857T107
12,516
63,531
SOLE
BPAM/PBAM
63,531


VWR Scientific Products Corp
COM
918435108
11,677
318,290
SOLE
BPAM/PBAM
318,290












Aggregate Column Total


272,475
















* Buchanan Parker Asset
Management and Parker Buchanan
Asset Management are general
partnerships whose principals









are identical and who are the
individuals who vote all
securities included in this
filing.










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